Nature and Continuance of Operations and Going Concern (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated deficit	$ 59,626,902	$ 72,491,150	$ 66,088,873
Long term liability net of discount	$ 7,420,024
Entity incorporation, state or country code	NV
Environmental Protection Agency [Member]
Long term debt current	$ 3,847,141	16,417,208
Long term liability net of discount	$ 7,420,024	$ 11,000,000